Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2021
Exploration and evaluation assets
Schedule of exploration cost

	2021	2020
Opening balance as of January 1,	$18,354,148	$19,388,092
Personnel costs (a)	2,769,139	933,045
Geological costs	2,492,312	292,701
Drilling	4,753,901	47,578
Environmental Consulting	194,181	321,710
Environmental Payments	305,050	204,828
Development/Engineering services	707,387	3,501
Other	191,674	62,081
Cumulative translation adjustment	187,626	(2,899,388)
Transfer to property, plant and equipment (note 6)	(22,071,906)	—
Closing balance as of December 31,	$7,883,512	$18,354,148

(a) The personnel costs include $1,652,741 related to RSUs during the year ended December 31, 2021 (year ended December 31, 2020 - $470,032).